UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,040.60	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.73%
Actual		$ 1,000.00	$ 1,040.80	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 1,036.50	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.54%
Actual		$ 1,000.00	$ 1,036.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,042.10	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.1	33.1
Special Tax	21.0	22.4
Transportation	13.8	12.9
Education	11.1	9.6
Water & Sewer	10.2	11.1
Weighted Average Maturity as of July 31, 2010
		6 months ago
Years	6.1	7.1

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	7.9	8.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
AAA 13.1%	AAA 9.8%
AA,A 78.1%	AA,A 80.3%
BBB 5.6%	BBB 6.9%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,076
New York - 92.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,151
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	523
Series 2007 A2, 5% 8/1/11	750	770
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Pre-Refunded to 9/1/12 @ 100) (c)	2,625	2,879
5% 9/1/16 (Pre-Refunded to 9/1/12 @ 100) (c)	1,680	1,843
5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (c)	1,000	1,097
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,610
5.75% 5/1/20 (FSA Insured)	1,400	1,494
5.75% 5/1/21	1,755	1,866
5.75% 5/1/22	4,900	5,189
5.75% 5/1/23	1,000	1,055
Series 2004:
5.75% 5/1/17	5,950	6,698
5.75% 5/1/19 (FSA Insured)	5,000	5,494
5.75% 5/1/23 (FSA Insured)	9,620	10,429
5.75% 5/1/25 (FSA Insured)	2,000	2,155
5.75% 5/1/26	8,985	9,649
Series 2007 A, 5.75% 5/1/27	5,000	5,509
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,908
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,587
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,130
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,753
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,050
5% 2/1/14	1,035	1,129
Series 2009 B, 5.25% 2/1/39	1,200	1,266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,157
5.25% 7/1/18	1,090	1,238
5.25% 7/1/19	1,100	1,247
5.75% 7/1/39	6,500	6,913
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,478
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,822
Series 2006 E, 5% 12/1/17	10,000	11,310
Series 2009 A:
5.75% 4/1/39	6,500	7,136
6.25% 4/1/33	1,655	1,902
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,598
5% 7/1/25	1,000	1,123
5% 7/1/26	1,150	1,281
5% 7/1/27	1,630	1,803
5% 7/1/28	1,015	1,118
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,231
5.75% 7/1/31	3,025	3,135
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
5.5% 7/1/23	5,000	5,298
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,247
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,779
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,423
4% 10/1/16	3,325	3,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. Series 2009 H: - continued
4% 10/1/17	$ 2,305	$ 2,557
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	375
Series 2001 C, 5.625% 11/1/10	140	141
Series 2001 D, 5.625% 11/1/10	1,225	1,238
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,064
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,687
Series 2002 A, 5.75% 8/1/14	5,000	5,478
Series 2002 A1, 5.25% 11/1/14	1,350	1,438
Series 2002 B:
5.75% 8/1/14	3,000	3,287
5.75% 8/1/15	3,500	3,812
Series 2003 A:
5.5% 8/1/14	3,205	3,619
5.5% 8/1/20	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,798
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,927
5.5% 6/1/19	1,720	1,883
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	769
5.5% 6/1/20 (AMBAC Insured)	6,000	6,529
Series 2004 B, 5.25% 8/1/15	9,855	11,200
Series 2005 F, 5.25% 8/1/12	2,000	2,064
Series 2005 G:
5.25% 8/1/16	9,010	10,539
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,280
Series 2005 O, 5% 6/1/22	5,000	5,418
Series 2006 A, 5% 8/1/19	3,000	3,337
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,586
Series 2008 A1, 5.25% 8/15/27	15,000	16,591
Series 2008 D1, 5.125% 12/1/23	5,000	5,558
Series I-1, 5% 4/1/17	7,215	8,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,726
5.5% 2/15/17 (FSA Insured)	3,000	3,126
5.5% 2/15/18 (FSA Insured)	2,500	2,597
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	5,000	5,507
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,070
Series 2002 A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34	16,500	17,036
Series 2002 G:
5.125% 6/15/32	3,000	3,056
5.125% 6/15/32 (FGIC Insured)	4,750	4,838
Series 2003 A, 5.125% 6/15/34	4,200	4,337
Series 2003 E:
5% 6/15/34	2,000	2,080
5% 6/15/38	2,975	3,091
Series 2005 D:
5% 6/15/37	16,090	16,758
5% 6/15/38	20,050	20,873
5% 6/15/39	3,755	3,899
5% 6/15/39	2,800	2,907
Series 2006 C, 4.75% 6/15/33	3,000	3,065
Series 2007 DD:
4.75% 6/15/35	3,000	3,047
4.75% 6/15/36	3,000	3,045
Series 2008 AA, 5% 6/15/27	10,000	10,901
Series 2009 A, 5.75% 6/15/40	10,025	11,357
Series 2009 DD, 6% 6/15/40	1,115	1,278
Series 2009 EE, 5.25% 6/15/40	5,000	5,412
Series 2009 GG1:
5% 6/15/39	5,000	5,267
5.25% 6/15/32	5,000	5,451
Series FF 2, 5.5% 6/15/40	9,295	10,378
Series GG, 5.25% 6/15/40	10,000	10,824
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2008 S1, 5% 1/15/34	$ 10,000	$ 10,371
Series 2009 S1:
5.5% 7/15/31	5,000	5,506
5.5% 7/15/38	2,900	3,171
5.625% 7/15/38	2,900	3,206
Series 2009 S2, 6% 7/15/38	7,500	8,589
Series 2009 S3:
5.25% 1/15/26	1,000	1,102
5.25% 1/15/39	3,400	3,634
5.375% 1/15/34	13,435	14,390
Series 2009 S4:
5.5% 1/15/34	1,000	1,098
5.5% 1/15/39	6,700	7,354
5.75% 1/15/39	2,900	3,245
Series 2009 S5, 5.25% 1/15/39	10,180	10,881
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,036
Series 2002 A, 5.375% 11/15/21	1,100	1,188
Series 2003 D:
5% 2/1/31	20,025	20,567
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,394
Series 2004 B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	2,810	3,165
Series 2004 C:
5% 2/1/28	15,000	15,829
5% 2/1/33 (FGIC Insured)	7,350	7,556
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,401
Series D:
5.25% 2/1/19	7,050	7,678
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	1,025	1,148
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,185	4,537
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	815	913
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 23,747
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,283
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,137
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	38,000	38,288
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,682
Series 2006 D:
5% 3/15/20	3,500	3,955
5% 3/15/36	3,320	3,473
Series 2007 A, 5% 3/15/37	1,700	1,778
Series 2008 B:
5.25% 3/15/38	1,500	1,634
5.75% 3/15/36	8,000	9,080
Series 2006 C:
5% 12/15/22	4,305	4,782
5% 12/15/31	10,000	10,585
Series 2007 A, 5% 3/15/32	3,700	3,895
Series 2008 A, 5% 3/15/24	5,000	5,547
Series 2009 A:
5% 2/15/34	15,500	16,484
5.25% 2/15/23	7,940	9,121
Series A, 5% 2/15/39	20,355	21,783
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,223
5.75% 7/1/13 (AMBAC Insured)	2,390	2,601
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,180
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,996
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,224
5% 7/1/37	6,000	6,436
Series 2009 A:
5% 7/1/22	1,730	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/23	$ 1,315	$ 1,509
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,456
5% 7/1/17	2,080	2,213
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,440
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,155	2,178
5.85% 8/1/40	9,500	9,603
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,219
5.5% 5/15/21 (AMBAC Insured)	10,000	11,724
5.5% 5/15/28	2,700	3,078
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	2,027
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,026
5% 7/1/14	2,510	2,649
5% 7/1/20	2,000	2,064
Series 2007 A:
5% 7/1/11	1,365	1,391
5% 7/1/12	1,530	1,587
Series 2007 B, 5.25% 7/1/24	100	104
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,398
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,677
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	777
5.5% 7/1/19 (AMBAC Insured)	1,705	1,750
5.5% 7/1/20 (AMBAC Insured)	860	881
Series 2008 A, 5.25% 7/1/48	11,930	12,617
Series 2008 B, 5.25% 7/1/48	8,000	8,461
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,385
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,116
5% 5/1/21	1,315	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,680
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,227
6.125% 12/1/29	1,000	1,008
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,079
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,785
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,595
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,830
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	545
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,410
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,814
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	10,135
Series B, 7.5% 5/15/11	1,035	1,087
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,138
5.5% 3/1/39	2,500	2,636
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,366
5% 7/1/39	19,005	19,454
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,444
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,173
6% 7/1/15	1,160	1,238
6% 7/1/16	1,230	1,306
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	690
5.375% 7/1/17 (AMBAC Insured)	370	380
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,273
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,970
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,944
6%, tender 5/15/12 (a)	11,000	11,976
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,624
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,880
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,971
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,194
Series 2010 A:
5% 7/1/19	1,500	1,635
5% 7/1/21	7,000	7,497
5% 7/1/22	6,000	6,356
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	543
Series 2002 D, 5.125% 6/15/31	6,900	7,094
Series 2002 G, 5.25% 10/15/20	1,255	1,279
Series 2004 F, 5% 6/15/34	4,825	5,003
Series 2010 A, 5% 6/15/23	2,750	3,194
Series 2003 I, 5% 6/15/24	2,000	2,183
Series 2004 D, 5% 2/15/34	12,150	12,616
Series 2005 B, 5.5% 10/15/21	3,985	4,888
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,209
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,481
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,174
Series 2009 A:
5.5% 11/15/39	10,400	11,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.625% 11/15/39	$ 6,000	$ 6,518
Series B, 5% 11/15/34	19,560	20,506
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,371
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,856
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,351
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,340
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,353
Series 2007 B:
5% 11/15/26	8,185	8,634
5% 11/15/28	2,235	2,323
Series 2008 A, 5.25% 11/15/36	15,000	15,465
Series 2008 C, 6.5% 11/15/28	9,445	11,015
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,938
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,828
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,728
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,045
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,208
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,895
5.25% 1/1/27	6,570	6,990
Series 2007 H:
5% 1/1/21	5,755	6,409
5% 1/1/25	13,000	14,077
5% 1/1/26	4,000	4,305
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	11,135
5.5% 4/1/20 (AMBAC Insured)	27,375	33,126
Series 2007 B, 5% 4/1/27	6,750	7,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,733
5.25% 3/15/25	8,000	9,025
5.25% 3/15/26	12,080	13,546
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,262
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,918
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,918
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,135
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	28,429
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,862
5% 1/1/24 (FSA Insured)	5,975	6,605
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	109
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,182
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,361
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,333
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	900
Series 2007 B, 5.25% 12/1/32	680	662
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,142
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,451
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,496
5.25% 6/1/22 (AMBAC Insured)	8,070	8,639
5.5% 6/1/14	3,330	3,340
5.5% 6/1/15	2,980	2,991
5.5% 6/1/16	17,500	17,562
5.5% 6/1/17	7,000	7,283
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,210
5.5% 6/1/19	4,600	5,045
Series 2003B 1C:
5.5% 6/1/14	4,495	4,509
5.5% 6/1/15	11,800	11,842
5.5% 6/1/16	10,040	10,449
5.5% 6/1/17	5,700	5,930
5.5% 6/1/18	3,800	4,065
5.5% 6/1/19	13,620	14,938
5.5% 6/1/20	16,000	17,489
5.5% 6/1/21	12,070	13,148
5.5% 6/1/22	9,700	10,519
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,613
Series 2007 A, 5% 11/15/27	6,410	6,971
Series 2008 A:
5% 11/15/37	17,500	18,420
5.25% 11/15/38	14,500	15,590
Series 2008 C, 5% 11/15/38	16,905	17,830
Series 2001 A:
5% 1/1/32	3,010	3,074
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,486
Series 2002 A, 5.25% 1/1/19	1,100	1,162
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,152
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,229
6% 6/1/41	5,000	5,269
		1,807,129
New York & New Jersey - 4.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,005
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,255
134th Series, 5% 1/15/39	10,000	10,400
136th Series, 5.25% 11/1/16 (b)	4,510	5,053
138th Series, 5% 12/1/13 (b)	4,500	5,006
141st Series:
5% 9/1/18 (b)	6,045	6,539
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,931
147th Series, 5% 10/15/17 (b)	5,000	5,596
85th Series, 5.375% 3/1/28	6,280	7,342
163rd Series, 5% 7/15/35	25,000	26,549
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,327
		84,003
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,029
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,461
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,646
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,124
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	$ 33,500	$ 5,004
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	187
0% 8/1/47 (AMBAC Insured)	2,400	236
Series 2009 A, 6% 8/1/42	2,900	3,101
		26,336
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,348
5% 10/1/17	2,750	2,973
		7,321
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,852,851)	1,929,865
NET OTHER ASSETS (LIABILITIES) - 1.2%	23,344
NET ASSETS - 100%	$ 1,953,209
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.1%
Special Tax	21.0%
Transportation	13.8%
Education	11.1%
Water & Sewer	10.2%
Others * (Individually Less Than 5%)	12.8%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,852,851)		$ 1,929,865
Cash		29,772
Receivable for fund shares sold		1,698
Interest receivable		21,595
Other receivables		7
Total assets		1,982,937

Liabilities
Payable for investments purchased	$ 26,594
Payable for fund shares redeemed	461
Distributions payable	1,564
Accrued management fee	593
Distribution fees payable	41
Other affiliated payables	435
Other payables and accrued expenses	40
Total liabilities		29,728

Net Assets		$ 1,953,209
Net Assets consist of:
Paid in capital		$ 1,876,600
Undistributed net investment income		93
Accumulated undistributed net realized gain (loss) on investments		(498)
Net unrealized appreciation (depreciation) on investments		77,014
Net Assets		$ 1,953,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,824 ÷ 2,883.4 shares)	$ 13.12

Maximum offering price per share (100/96.00 of $13.12)	$ 13.67
Class T: Net Asset Value and redemption price per share ($9,997 ÷ 761.4 shares)	$ 13.13

Maximum offering price per share (100/96.00 of $13.13)	$ 13.68
Class B: Net Asset Value and offering price per share ($4,917 ÷ 375.0 shares)A	$ 13.11

Class C: Net Asset Value and offering price per share ($34,587 ÷ 2,636.7 shares)A	$ 13.12

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,850,492 ÷ 141,021.9 shares)	$ 13.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,392 ÷ 1,174.1 shares)	$ 13.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,458

Expenses
Management fee	$ 3,477
Transfer agent fees	690
Distribution fees	236
Accounting fees and expenses	174
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	79
Audit	27
Legal	7
Miscellaneous	14
Total expenses before reductions	4,720
Expense reductions	(11)	4,709
Net investment income		35,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		868
Change in net unrealized appreciation (depreciation) on investment securities		41,155
Net gain (loss)		42,023
Net increase (decrease) in net assets resulting from operations		$ 77,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,749	$ 65,029
Net realized gain (loss)	868	(912)
Change in net unrealized appreciation (depreciation)	41,155	74,634
Net increase (decrease) in net assets resulting from operations	77,772	138,751
Distributions to shareholders from net investment income	(35,759)	(65,025)
Share transactions - net increase (decrease)	81,820	268,343
Redemption fees	7	40
Total increase (decrease) in net assets	123,840	342,109

Net Assets
Beginning of period	1,829,369	1,487,260
End of period (including undistributed net investment income of $93 and undistributed net investment income of $103, respectively)	$ 1,953,209	$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.227	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.290	.560	(.521)	.134	.002 F	(.227)
Total from investment operations	.517	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.227)	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.227)	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	4.06%	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77% A	.77%	.74%	.70%	.63%	.64%
Net investment income	3.53% A	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income E	.230	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.290	.561	(.520)	.134	.001 F	(.217)
Total from investment operations	.520	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.230)	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.230)	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.13	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total Return B, C, D	4.08%	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73% A	.73%	.71%	.70%	.71%	.72%
Net investment income	3.57% A	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.186	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.280	.571	(.533)	.134	.002 F	(.227)
Total from investment operations	.466	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.186)	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.186)	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.65%	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41% A	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.89% A	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.177	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.290	.560	(.522)	.134	.002 F	(.228)
Total from investment operations	.467	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.177)	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.177)	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.66%	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.54% A	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.75% A	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income D	.246	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.290	.560	(.533)	.134	.001 E	(.217)
Total from investment operations	.536	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.246)	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.246)	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total Return B, C	4.21%	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net Assets F
Expenses before reductions	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47% A	.47%	.46%	.44%	.45%	.45%
Net investment income	3.83% A	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,850	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income D	.242	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.291	.561	(.527)	.133	.002 E	(.227)
Total from investment operations	.533	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.243)	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.243)	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C	4.19%	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.53% A	.52%	.47%	.44%	.45%	.46%
Net investment income	3.77% A	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,837
Gross unrealized depreciation	(3,756)
Net unrealized appreciation (depreciation)	$ 77,081

Tax cost	$ 1,852,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,771 and $53,822, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 3
Class T	-%	.25%	11	-
Class B	.65%	.25%	24	18
Class C	.75%	.25%	155	53
			$ 236	$ 74

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	3
Class C*	2
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 20.11
Class T	3.08
Class B	3.10
Class C	21.13
New York Municipal Income	635.07
Institutional Class	8.13
	$ 690

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $1, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ 639	$ 1,021
Class T	160	306
Class B	77	198
Class C	424	700
New York Municipal Income	34,226	62,528
Institutional Class	233	272
Total	$ 35,759	$ 65,025

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	580	1,547	$ 7,535	$ 19,503
Reinvestment of distributions	34	58	439	737
Shares redeemed	(491)	(518)	(6,371)	(6,546)
Net increase (decrease)	123	1,087	$ 1,603	$ 13,694

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class T
Shares sold	129	181	$ 1,687	$ 2,264
Reinvestment of distributions	10	19	125	245
Shares redeemed	(41)	(170)	(530)	(2,151)
Net increase (decrease)	98	30	$ 1,282	$ 358
Class B
Shares sold	36	143	$ 463	$ 1,808
Reinvestment of distributions	4	10	49	123
Shares redeemed	(146)	(209)	(1,886)	(2,660)
Net increase (decrease)	(106)	(56)	$ (1,374)	$ (729)
Class C
Shares sold	493	965	$ 6,409	$ 12,161
Reinvestment of distributions	18	29	231	363
Shares redeemed	(147)	(297)	(1,907)	(3,759)
Net increase (decrease)	364	697	$ 4,733	$ 8,765
New York Municipal Income
Shares sold	13,978	36,790	$ 181,330	$ 463,771
Reinvestment of distributions	1,980	3,726	25,736	47,044
Shares redeemed	(10,557)	(21,286)	(136,972)	(269,003)
Net increase (decrease)	5,401	19,230	$ 70,094	$ 241,812
Institutional Class
Shares sold	495	452	$ 6,430	$ 5,689
Reinvestment of distributions	9	9	112	110
Shares redeemed	(82)	(109)	(1,060)	(1,356)
Net increase (decrease)	422	352	$ 5,482	$ 4,443

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

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Fidelity Investments
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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
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Fidelity Distributors Corporation

Boston, MA

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Citibank, N.A.

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Boston, MA

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Boston, MA

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Citibank, N.A.

New York, NY

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NFY-USAN-0910
1.789735.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,040.60	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.73%
Actual		$ 1,000.00	$ 1,040.80	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 1,036.50	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.54%
Actual		$ 1,000.00	$ 1,036.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,042.10	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.1	33.1
Special Tax	21.0	22.4
Transportation	13.8	12.9
Education	11.1	9.6
Water & Sewer	10.2	11.1
Weighted Average Maturity as of July 31, 2010
		6 months ago
Years	6.1	7.1

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	7.9	8.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
AAA 13.1%	AAA 9.8%
AA,A 78.1%	AA,A 80.3%
BBB 5.6%	BBB 6.9%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,076
New York - 92.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,151
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	523
Series 2007 A2, 5% 8/1/11	750	770
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Pre-Refunded to 9/1/12 @ 100) (c)	2,625	2,879
5% 9/1/16 (Pre-Refunded to 9/1/12 @ 100) (c)	1,680	1,843
5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (c)	1,000	1,097
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,610
5.75% 5/1/20 (FSA Insured)	1,400	1,494
5.75% 5/1/21	1,755	1,866
5.75% 5/1/22	4,900	5,189
5.75% 5/1/23	1,000	1,055
Series 2004:
5.75% 5/1/17	5,950	6,698
5.75% 5/1/19 (FSA Insured)	5,000	5,494
5.75% 5/1/23 (FSA Insured)	9,620	10,429
5.75% 5/1/25 (FSA Insured)	2,000	2,155
5.75% 5/1/26	8,985	9,649
Series 2007 A, 5.75% 5/1/27	5,000	5,509
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,908
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,587
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,130
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,753
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,050
5% 2/1/14	1,035	1,129
Series 2009 B, 5.25% 2/1/39	1,200	1,266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,157
5.25% 7/1/18	1,090	1,238
5.25% 7/1/19	1,100	1,247
5.75% 7/1/39	6,500	6,913
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,478
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,822
Series 2006 E, 5% 12/1/17	10,000	11,310
Series 2009 A:
5.75% 4/1/39	6,500	7,136
6.25% 4/1/33	1,655	1,902
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,598
5% 7/1/25	1,000	1,123
5% 7/1/26	1,150	1,281
5% 7/1/27	1,630	1,803
5% 7/1/28	1,015	1,118
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,231
5.75% 7/1/31	3,025	3,135
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
5.5% 7/1/23	5,000	5,298
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,247
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,779
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,423
4% 10/1/16	3,325	3,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. Series 2009 H: - continued
4% 10/1/17	$ 2,305	$ 2,557
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	375
Series 2001 C, 5.625% 11/1/10	140	141
Series 2001 D, 5.625% 11/1/10	1,225	1,238
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,064
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,687
Series 2002 A, 5.75% 8/1/14	5,000	5,478
Series 2002 A1, 5.25% 11/1/14	1,350	1,438
Series 2002 B:
5.75% 8/1/14	3,000	3,287
5.75% 8/1/15	3,500	3,812
Series 2003 A:
5.5% 8/1/14	3,205	3,619
5.5% 8/1/20	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,798
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,927
5.5% 6/1/19	1,720	1,883
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	769
5.5% 6/1/20 (AMBAC Insured)	6,000	6,529
Series 2004 B, 5.25% 8/1/15	9,855	11,200
Series 2005 F, 5.25% 8/1/12	2,000	2,064
Series 2005 G:
5.25% 8/1/16	9,010	10,539
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,280
Series 2005 O, 5% 6/1/22	5,000	5,418
Series 2006 A, 5% 8/1/19	3,000	3,337
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,586
Series 2008 A1, 5.25% 8/15/27	15,000	16,591
Series 2008 D1, 5.125% 12/1/23	5,000	5,558
Series I-1, 5% 4/1/17	7,215	8,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,726
5.5% 2/15/17 (FSA Insured)	3,000	3,126
5.5% 2/15/18 (FSA Insured)	2,500	2,597
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	5,000	5,507
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,070
Series 2002 A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34	16,500	17,036
Series 2002 G:
5.125% 6/15/32	3,000	3,056
5.125% 6/15/32 (FGIC Insured)	4,750	4,838
Series 2003 A, 5.125% 6/15/34	4,200	4,337
Series 2003 E:
5% 6/15/34	2,000	2,080
5% 6/15/38	2,975	3,091
Series 2005 D:
5% 6/15/37	16,090	16,758
5% 6/15/38	20,050	20,873
5% 6/15/39	3,755	3,899
5% 6/15/39	2,800	2,907
Series 2006 C, 4.75% 6/15/33	3,000	3,065
Series 2007 DD:
4.75% 6/15/35	3,000	3,047
4.75% 6/15/36	3,000	3,045
Series 2008 AA, 5% 6/15/27	10,000	10,901
Series 2009 A, 5.75% 6/15/40	10,025	11,357
Series 2009 DD, 6% 6/15/40	1,115	1,278
Series 2009 EE, 5.25% 6/15/40	5,000	5,412
Series 2009 GG1:
5% 6/15/39	5,000	5,267
5.25% 6/15/32	5,000	5,451
Series FF 2, 5.5% 6/15/40	9,295	10,378
Series GG, 5.25% 6/15/40	10,000	10,824
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2008 S1, 5% 1/15/34	$ 10,000	$ 10,371
Series 2009 S1:
5.5% 7/15/31	5,000	5,506
5.5% 7/15/38	2,900	3,171
5.625% 7/15/38	2,900	3,206
Series 2009 S2, 6% 7/15/38	7,500	8,589
Series 2009 S3:
5.25% 1/15/26	1,000	1,102
5.25% 1/15/39	3,400	3,634
5.375% 1/15/34	13,435	14,390
Series 2009 S4:
5.5% 1/15/34	1,000	1,098
5.5% 1/15/39	6,700	7,354
5.75% 1/15/39	2,900	3,245
Series 2009 S5, 5.25% 1/15/39	10,180	10,881
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,036
Series 2002 A, 5.375% 11/15/21	1,100	1,188
Series 2003 D:
5% 2/1/31	20,025	20,567
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,394
Series 2004 B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	2,810	3,165
Series 2004 C:
5% 2/1/28	15,000	15,829
5% 2/1/33 (FGIC Insured)	7,350	7,556
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,401
Series D:
5.25% 2/1/19	7,050	7,678
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	1,025	1,148
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,185	4,537
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	815	913
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 23,747
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,283
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,137
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	38,000	38,288
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,682
Series 2006 D:
5% 3/15/20	3,500	3,955
5% 3/15/36	3,320	3,473
Series 2007 A, 5% 3/15/37	1,700	1,778
Series 2008 B:
5.25% 3/15/38	1,500	1,634
5.75% 3/15/36	8,000	9,080
Series 2006 C:
5% 12/15/22	4,305	4,782
5% 12/15/31	10,000	10,585
Series 2007 A, 5% 3/15/32	3,700	3,895
Series 2008 A, 5% 3/15/24	5,000	5,547
Series 2009 A:
5% 2/15/34	15,500	16,484
5.25% 2/15/23	7,940	9,121
Series A, 5% 2/15/39	20,355	21,783
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,223
5.75% 7/1/13 (AMBAC Insured)	2,390	2,601
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,180
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,996
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,224
5% 7/1/37	6,000	6,436
Series 2009 A:
5% 7/1/22	1,730	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/23	$ 1,315	$ 1,509
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,456
5% 7/1/17	2,080	2,213
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,440
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,155	2,178
5.85% 8/1/40	9,500	9,603
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,219
5.5% 5/15/21 (AMBAC Insured)	10,000	11,724
5.5% 5/15/28	2,700	3,078
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	2,027
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,026
5% 7/1/14	2,510	2,649
5% 7/1/20	2,000	2,064
Series 2007 A:
5% 7/1/11	1,365	1,391
5% 7/1/12	1,530	1,587
Series 2007 B, 5.25% 7/1/24	100	104
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,398
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,677
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	777
5.5% 7/1/19 (AMBAC Insured)	1,705	1,750
5.5% 7/1/20 (AMBAC Insured)	860	881
Series 2008 A, 5.25% 7/1/48	11,930	12,617
Series 2008 B, 5.25% 7/1/48	8,000	8,461
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,385
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,116
5% 5/1/21	1,315	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,680
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,227
6.125% 12/1/29	1,000	1,008
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,079
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,785
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,595
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,830
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	545
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,410
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,814
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	10,135
Series B, 7.5% 5/15/11	1,035	1,087
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,138
5.5% 3/1/39	2,500	2,636
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,366
5% 7/1/39	19,005	19,454
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,444
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,173
6% 7/1/15	1,160	1,238
6% 7/1/16	1,230	1,306
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	690
5.375% 7/1/17 (AMBAC Insured)	370	380
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,273
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,970
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,944
6%, tender 5/15/12 (a)	11,000	11,976
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,624
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,880
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,971
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,194
Series 2010 A:
5% 7/1/19	1,500	1,635
5% 7/1/21	7,000	7,497
5% 7/1/22	6,000	6,356
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	543
Series 2002 D, 5.125% 6/15/31	6,900	7,094
Series 2002 G, 5.25% 10/15/20	1,255	1,279
Series 2004 F, 5% 6/15/34	4,825	5,003
Series 2010 A, 5% 6/15/23	2,750	3,194
Series 2003 I, 5% 6/15/24	2,000	2,183
Series 2004 D, 5% 2/15/34	12,150	12,616
Series 2005 B, 5.5% 10/15/21	3,985	4,888
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,209
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,481
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,174
Series 2009 A:
5.5% 11/15/39	10,400	11,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.625% 11/15/39	$ 6,000	$ 6,518
Series B, 5% 11/15/34	19,560	20,506
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,371
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,856
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,351
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,340
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,353
Series 2007 B:
5% 11/15/26	8,185	8,634
5% 11/15/28	2,235	2,323
Series 2008 A, 5.25% 11/15/36	15,000	15,465
Series 2008 C, 6.5% 11/15/28	9,445	11,015
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,938
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,828
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,728
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,045
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,208
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,895
5.25% 1/1/27	6,570	6,990
Series 2007 H:
5% 1/1/21	5,755	6,409
5% 1/1/25	13,000	14,077
5% 1/1/26	4,000	4,305
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	11,135
5.5% 4/1/20 (AMBAC Insured)	27,375	33,126
Series 2007 B, 5% 4/1/27	6,750	7,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,733
5.25% 3/15/25	8,000	9,025
5.25% 3/15/26	12,080	13,546
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,262
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,918
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,918
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,135
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	28,429
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,862
5% 1/1/24 (FSA Insured)	5,975	6,605
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	109
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,182
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,361
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,333
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	900
Series 2007 B, 5.25% 12/1/32	680	662
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,142
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,451
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,496
5.25% 6/1/22 (AMBAC Insured)	8,070	8,639
5.5% 6/1/14	3,330	3,340
5.5% 6/1/15	2,980	2,991
5.5% 6/1/16	17,500	17,562
5.5% 6/1/17	7,000	7,283
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,210
5.5% 6/1/19	4,600	5,045
Series 2003B 1C:
5.5% 6/1/14	4,495	4,509
5.5% 6/1/15	11,800	11,842
5.5% 6/1/16	10,040	10,449
5.5% 6/1/17	5,700	5,930
5.5% 6/1/18	3,800	4,065
5.5% 6/1/19	13,620	14,938
5.5% 6/1/20	16,000	17,489
5.5% 6/1/21	12,070	13,148
5.5% 6/1/22	9,700	10,519
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,613
Series 2007 A, 5% 11/15/27	6,410	6,971
Series 2008 A:
5% 11/15/37	17,500	18,420
5.25% 11/15/38	14,500	15,590
Series 2008 C, 5% 11/15/38	16,905	17,830
Series 2001 A:
5% 1/1/32	3,010	3,074
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,486
Series 2002 A, 5.25% 1/1/19	1,100	1,162
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,152
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,229
6% 6/1/41	5,000	5,269
		1,807,129
New York & New Jersey - 4.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,005
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,255
134th Series, 5% 1/15/39	10,000	10,400
136th Series, 5.25% 11/1/16 (b)	4,510	5,053
138th Series, 5% 12/1/13 (b)	4,500	5,006
141st Series:
5% 9/1/18 (b)	6,045	6,539
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,931
147th Series, 5% 10/15/17 (b)	5,000	5,596
85th Series, 5.375% 3/1/28	6,280	7,342
163rd Series, 5% 7/15/35	25,000	26,549
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,327
		84,003
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,029
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,461
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,646
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,124
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	$ 33,500	$ 5,004
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	187
0% 8/1/47 (AMBAC Insured)	2,400	236
Series 2009 A, 6% 8/1/42	2,900	3,101
		26,336
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,348
5% 10/1/17	2,750	2,973
		7,321
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,852,851)	1,929,865
NET OTHER ASSETS (LIABILITIES) - 1.2%	23,344
NET ASSETS - 100%	$ 1,953,209
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.1%
Special Tax	21.0%
Transportation	13.8%
Education	11.1%
Water & Sewer	10.2%
Others * (Individually Less Than 5%)	12.8%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,852,851)		$ 1,929,865
Cash		29,772
Receivable for fund shares sold		1,698
Interest receivable		21,595
Other receivables		7
Total assets		1,982,937

Liabilities
Payable for investments purchased	$ 26,594
Payable for fund shares redeemed	461
Distributions payable	1,564
Accrued management fee	593
Distribution fees payable	41
Other affiliated payables	435
Other payables and accrued expenses	40
Total liabilities		29,728

Net Assets		$ 1,953,209
Net Assets consist of:
Paid in capital		$ 1,876,600
Undistributed net investment income		93
Accumulated undistributed net realized gain (loss) on investments		(498)
Net unrealized appreciation (depreciation) on investments		77,014
Net Assets		$ 1,953,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,824 ÷ 2,883.4 shares)	$ 13.12

Maximum offering price per share (100/96.00 of $13.12)	$ 13.67
Class T: Net Asset Value and redemption price per share ($9,997 ÷ 761.4 shares)	$ 13.13

Maximum offering price per share (100/96.00 of $13.13)	$ 13.68
Class B: Net Asset Value and offering price per share ($4,917 ÷ 375.0 shares)A	$ 13.11

Class C: Net Asset Value and offering price per share ($34,587 ÷ 2,636.7 shares)A	$ 13.12

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,850,492 ÷ 141,021.9 shares)	$ 13.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,392 ÷ 1,174.1 shares)	$ 13.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,458

Expenses
Management fee	$ 3,477
Transfer agent fees	690
Distribution fees	236
Accounting fees and expenses	174
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	79
Audit	27
Legal	7
Miscellaneous	14
Total expenses before reductions	4,720
Expense reductions	(11)	4,709
Net investment income		35,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		868
Change in net unrealized appreciation (depreciation) on investment securities		41,155
Net gain (loss)		42,023
Net increase (decrease) in net assets resulting from operations		$ 77,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,749	$ 65,029
Net realized gain (loss)	868	(912)
Change in net unrealized appreciation (depreciation)	41,155	74,634
Net increase (decrease) in net assets resulting from operations	77,772	138,751
Distributions to shareholders from net investment income	(35,759)	(65,025)
Share transactions - net increase (decrease)	81,820	268,343
Redemption fees	7	40
Total increase (decrease) in net assets	123,840	342,109

Net Assets
Beginning of period	1,829,369	1,487,260
End of period (including undistributed net investment income of $93 and undistributed net investment income of $103, respectively)	$ 1,953,209	$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.227	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.290	.560	(.521)	.134	.002 F	(.227)
Total from investment operations	.517	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.227)	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.227)	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	4.06%	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77% A	.77%	.74%	.70%	.63%	.64%
Net investment income	3.53% A	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income E	.230	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.290	.561	(.520)	.134	.001 F	(.217)
Total from investment operations	.520	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.230)	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.230)	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.13	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total Return B, C, D	4.08%	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73% A	.73%	.71%	.70%	.71%	.72%
Net investment income	3.57% A	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.186	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.280	.571	(.533)	.134	.002 F	(.227)
Total from investment operations	.466	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.186)	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.186)	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.65%	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41% A	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.89% A	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.177	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.290	.560	(.522)	.134	.002 F	(.228)
Total from investment operations	.467	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.177)	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.177)	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.66%	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.54% A	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.75% A	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income D	.246	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.290	.560	(.533)	.134	.001 E	(.217)
Total from investment operations	.536	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.246)	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.246)	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total Return B, C	4.21%	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net Assets F
Expenses before reductions	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47% A	.47%	.46%	.44%	.45%	.45%
Net investment income	3.83% A	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,850	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income D	.242	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.291	.561	(.527)	.133	.002 E	(.227)
Total from investment operations	.533	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.243)	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.243)	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C	4.19%	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.53% A	.52%	.47%	.44%	.45%	.46%
Net investment income	3.77% A	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,837
Gross unrealized depreciation	(3,756)
Net unrealized appreciation (depreciation)	$ 77,081

Tax cost	$ 1,852,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,771 and $53,822, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 3
Class T	-%	.25%	11	-
Class B	.65%	.25%	24	18
Class C	.75%	.25%	155	53
			$ 236	$ 74

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	3
Class C*	2
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 20.11
Class T	3.08
Class B	3.10
Class C	21.13
New York Municipal Income	635.07
Institutional Class	8.13
	$ 690

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $1, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ 639	$ 1,021
Class T	160	306
Class B	77	198
Class C	424	700
New York Municipal Income	34,226	62,528
Institutional Class	233	272
Total	$ 35,759	$ 65,025

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	580	1,547	$ 7,535	$ 19,503
Reinvestment of distributions	34	58	439	737
Shares redeemed	(491)	(518)	(6,371)	(6,546)
Net increase (decrease)	123	1,087	$ 1,603	$ 13,694

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class T
Shares sold	129	181	$ 1,687	$ 2,264
Reinvestment of distributions	10	19	125	245
Shares redeemed	(41)	(170)	(530)	(2,151)
Net increase (decrease)	98	30	$ 1,282	$ 358
Class B
Shares sold	36	143	$ 463	$ 1,808
Reinvestment of distributions	4	10	49	123
Shares redeemed	(146)	(209)	(1,886)	(2,660)
Net increase (decrease)	(106)	(56)	$ (1,374)	$ (729)
Class C
Shares sold	493	965	$ 6,409	$ 12,161
Reinvestment of distributions	18	29	231	363
Shares redeemed	(147)	(297)	(1,907)	(3,759)
Net increase (decrease)	364	697	$ 4,733	$ 8,765
New York Municipal Income
Shares sold	13,978	36,790	$ 181,330	$ 463,771
Reinvestment of distributions	1,980	3,726	25,736	47,044
Shares redeemed	(10,557)	(21,286)	(136,972)	(269,003)
Net increase (decrease)	5,401	19,230	$ 70,094	$ 241,812
Institutional Class
Shares sold	495	452	$ 6,430	$ 5,689
Reinvestment of distributions	9	9	112	110
Shares redeemed	(82)	(109)	(1,060)	(1,356)
Net increase (decrease)	422	352	$ 5,482	$ 4,443

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0910
1.789728.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,040.60	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.73%
Actual		$ 1,000.00	$ 1,040.80	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 1,036.50	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.54%
Actual		$ 1,000.00	$ 1,036.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,042.10	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.1	33.1
Special Tax	21.0	22.4
Transportation	13.8	12.9
Education	11.1	9.6
Water & Sewer	10.2	11.1
Weighted Average Maturity as of July 31, 2010
		6 months ago
Years	6.1	7.1

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	7.9	8.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
AAA 13.1%	AAA 9.8%
AA,A 78.1%	AA,A 80.3%
BBB 5.6%	BBB 6.9%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,076
New York - 92.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,151
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	523
Series 2007 A2, 5% 8/1/11	750	770
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Pre-Refunded to 9/1/12 @ 100) (c)	2,625	2,879
5% 9/1/16 (Pre-Refunded to 9/1/12 @ 100) (c)	1,680	1,843
5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (c)	1,000	1,097
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,610
5.75% 5/1/20 (FSA Insured)	1,400	1,494
5.75% 5/1/21	1,755	1,866
5.75% 5/1/22	4,900	5,189
5.75% 5/1/23	1,000	1,055
Series 2004:
5.75% 5/1/17	5,950	6,698
5.75% 5/1/19 (FSA Insured)	5,000	5,494
5.75% 5/1/23 (FSA Insured)	9,620	10,429
5.75% 5/1/25 (FSA Insured)	2,000	2,155
5.75% 5/1/26	8,985	9,649
Series 2007 A, 5.75% 5/1/27	5,000	5,509
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,908
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,587
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,130
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,753
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,050
5% 2/1/14	1,035	1,129
Series 2009 B, 5.25% 2/1/39	1,200	1,266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,157
5.25% 7/1/18	1,090	1,238
5.25% 7/1/19	1,100	1,247
5.75% 7/1/39	6,500	6,913
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,478
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,822
Series 2006 E, 5% 12/1/17	10,000	11,310
Series 2009 A:
5.75% 4/1/39	6,500	7,136
6.25% 4/1/33	1,655	1,902
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,598
5% 7/1/25	1,000	1,123
5% 7/1/26	1,150	1,281
5% 7/1/27	1,630	1,803
5% 7/1/28	1,015	1,118
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,231
5.75% 7/1/31	3,025	3,135
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
5.5% 7/1/23	5,000	5,298
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,247
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,779
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,423
4% 10/1/16	3,325	3,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. Series 2009 H: - continued
4% 10/1/17	$ 2,305	$ 2,557
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	375
Series 2001 C, 5.625% 11/1/10	140	141
Series 2001 D, 5.625% 11/1/10	1,225	1,238
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,064
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,687
Series 2002 A, 5.75% 8/1/14	5,000	5,478
Series 2002 A1, 5.25% 11/1/14	1,350	1,438
Series 2002 B:
5.75% 8/1/14	3,000	3,287
5.75% 8/1/15	3,500	3,812
Series 2003 A:
5.5% 8/1/14	3,205	3,619
5.5% 8/1/20	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,798
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,927
5.5% 6/1/19	1,720	1,883
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	769
5.5% 6/1/20 (AMBAC Insured)	6,000	6,529
Series 2004 B, 5.25% 8/1/15	9,855	11,200
Series 2005 F, 5.25% 8/1/12	2,000	2,064
Series 2005 G:
5.25% 8/1/16	9,010	10,539
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,280
Series 2005 O, 5% 6/1/22	5,000	5,418
Series 2006 A, 5% 8/1/19	3,000	3,337
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,586
Series 2008 A1, 5.25% 8/15/27	15,000	16,591
Series 2008 D1, 5.125% 12/1/23	5,000	5,558
Series I-1, 5% 4/1/17	7,215	8,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,726
5.5% 2/15/17 (FSA Insured)	3,000	3,126
5.5% 2/15/18 (FSA Insured)	2,500	2,597
5.5% 2/15/19 (FSA Insured)	1,250	1,296
Series 2008 A, 5.5% 2/15/21	5,000	5,507
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,070
Series 2002 A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34	16,500	17,036
Series 2002 G:
5.125% 6/15/32	3,000	3,056
5.125% 6/15/32 (FGIC Insured)	4,750	4,838
Series 2003 A, 5.125% 6/15/34	4,200	4,337
Series 2003 E:
5% 6/15/34	2,000	2,080
5% 6/15/38	2,975	3,091
Series 2005 D:
5% 6/15/37	16,090	16,758
5% 6/15/38	20,050	20,873
5% 6/15/39	3,755	3,899
5% 6/15/39	2,800	2,907
Series 2006 C, 4.75% 6/15/33	3,000	3,065
Series 2007 DD:
4.75% 6/15/35	3,000	3,047
4.75% 6/15/36	3,000	3,045
Series 2008 AA, 5% 6/15/27	10,000	10,901
Series 2009 A, 5.75% 6/15/40	10,025	11,357
Series 2009 DD, 6% 6/15/40	1,115	1,278
Series 2009 EE, 5.25% 6/15/40	5,000	5,412
Series 2009 GG1:
5% 6/15/39	5,000	5,267
5.25% 6/15/32	5,000	5,451
Series FF 2, 5.5% 6/15/40	9,295	10,378
Series GG, 5.25% 6/15/40	10,000	10,824
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2008 S1, 5% 1/15/34	$ 10,000	$ 10,371
Series 2009 S1:
5.5% 7/15/31	5,000	5,506
5.5% 7/15/38	2,900	3,171
5.625% 7/15/38	2,900	3,206
Series 2009 S2, 6% 7/15/38	7,500	8,589
Series 2009 S3:
5.25% 1/15/26	1,000	1,102
5.25% 1/15/39	3,400	3,634
5.375% 1/15/34	13,435	14,390
Series 2009 S4:
5.5% 1/15/34	1,000	1,098
5.5% 1/15/39	6,700	7,354
5.75% 1/15/39	2,900	3,245
Series 2009 S5, 5.25% 1/15/39	10,180	10,881
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,036
Series 2002 A, 5.375% 11/15/21	1,100	1,188
Series 2003 D:
5% 2/1/31	20,025	20,567
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,394
Series 2004 B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	2,810	3,165
Series 2004 C:
5% 2/1/28	15,000	15,829
5% 2/1/33 (FGIC Insured)	7,350	7,556
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,401
Series D:
5.25% 2/1/19	7,050	7,678
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	1,025	1,148
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,185	4,537
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	815	913
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 23,747
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,283
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,137
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	38,000	38,288
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,682
Series 2006 D:
5% 3/15/20	3,500	3,955
5% 3/15/36	3,320	3,473
Series 2007 A, 5% 3/15/37	1,700	1,778
Series 2008 B:
5.25% 3/15/38	1,500	1,634
5.75% 3/15/36	8,000	9,080
Series 2006 C:
5% 12/15/22	4,305	4,782
5% 12/15/31	10,000	10,585
Series 2007 A, 5% 3/15/32	3,700	3,895
Series 2008 A, 5% 3/15/24	5,000	5,547
Series 2009 A:
5% 2/15/34	15,500	16,484
5.25% 2/15/23	7,940	9,121
Series A, 5% 2/15/39	20,355	21,783
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,223
5.75% 7/1/13 (AMBAC Insured)	2,390	2,601
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,180
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,996
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,224
5% 7/1/37	6,000	6,436
Series 2009 A:
5% 7/1/22	1,730	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/23	$ 1,315	$ 1,509
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,456
5% 7/1/17	2,080	2,213
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,440
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,155	2,178
5.85% 8/1/40	9,500	9,603
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,219
5.5% 5/15/21 (AMBAC Insured)	10,000	11,724
5.5% 5/15/28	2,700	3,078
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	2,027
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,026
5% 7/1/14	2,510	2,649
5% 7/1/20	2,000	2,064
Series 2007 A:
5% 7/1/11	1,365	1,391
5% 7/1/12	1,530	1,587
Series 2007 B, 5.25% 7/1/24	100	104
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,398
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,677
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	777
5.5% 7/1/19 (AMBAC Insured)	1,705	1,750
5.5% 7/1/20 (AMBAC Insured)	860	881
Series 2008 A, 5.25% 7/1/48	11,930	12,617
Series 2008 B, 5.25% 7/1/48	8,000	8,461
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,385
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,116
5% 5/1/21	1,315	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,680
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,227
6.125% 12/1/29	1,000	1,008
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,079
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,785
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,595
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,830
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	545
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,410
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,814
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	10,135
Series B, 7.5% 5/15/11	1,035	1,087
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,138
5.5% 3/1/39	2,500	2,636
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,366
5% 7/1/39	19,005	19,454
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,444
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,173
6% 7/1/15	1,160	1,238
6% 7/1/16	1,230	1,306
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	690
5.375% 7/1/17 (AMBAC Insured)	370	380
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,273
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,970
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,944
6%, tender 5/15/12 (a)	11,000	11,976
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,624
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,880
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,971
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,194
Series 2010 A:
5% 7/1/19	1,500	1,635
5% 7/1/21	7,000	7,497
5% 7/1/22	6,000	6,356
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	543
Series 2002 D, 5.125% 6/15/31	6,900	7,094
Series 2002 G, 5.25% 10/15/20	1,255	1,279
Series 2004 F, 5% 6/15/34	4,825	5,003
Series 2010 A, 5% 6/15/23	2,750	3,194
Series 2003 I, 5% 6/15/24	2,000	2,183
Series 2004 D, 5% 2/15/34	12,150	12,616
Series 2005 B, 5.5% 10/15/21	3,985	4,888
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,209
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,481
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,174
Series 2009 A:
5.5% 11/15/39	10,400	11,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.625% 11/15/39	$ 6,000	$ 6,518
Series B, 5% 11/15/34	19,560	20,506
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,371
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,856
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,351
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,340
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,353
Series 2007 B:
5% 11/15/26	8,185	8,634
5% 11/15/28	2,235	2,323
Series 2008 A, 5.25% 11/15/36	15,000	15,465
Series 2008 C, 6.5% 11/15/28	9,445	11,015
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,938
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,828
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,728
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,045
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,208
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,895
5.25% 1/1/27	6,570	6,990
Series 2007 H:
5% 1/1/21	5,755	6,409
5% 1/1/25	13,000	14,077
5% 1/1/26	4,000	4,305
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	11,135
5.5% 4/1/20 (AMBAC Insured)	27,375	33,126
Series 2007 B, 5% 4/1/27	6,750	7,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,733
5.25% 3/15/25	8,000	9,025
5.25% 3/15/26	12,080	13,546
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,262
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,918
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,918
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,135
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	28,429
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,862
5% 1/1/24 (FSA Insured)	5,975	6,605
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	109
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,182
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	135
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,361
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,333
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	900
Series 2007 B, 5.25% 12/1/32	680	662
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,142
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,451
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,496
5.25% 6/1/22 (AMBAC Insured)	8,070	8,639
5.5% 6/1/14	3,330	3,340
5.5% 6/1/15	2,980	2,991
5.5% 6/1/16	17,500	17,562
5.5% 6/1/17	7,000	7,283
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,210
5.5% 6/1/19	4,600	5,045
Series 2003B 1C:
5.5% 6/1/14	4,495	4,509
5.5% 6/1/15	11,800	11,842
5.5% 6/1/16	10,040	10,449
5.5% 6/1/17	5,700	5,930
5.5% 6/1/18	3,800	4,065
5.5% 6/1/19	13,620	14,938
5.5% 6/1/20	16,000	17,489
5.5% 6/1/21	12,070	13,148
5.5% 6/1/22	9,700	10,519
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,613
Series 2007 A, 5% 11/15/27	6,410	6,971
Series 2008 A:
5% 11/15/37	17,500	18,420
5.25% 11/15/38	14,500	15,590
Series 2008 C, 5% 11/15/38	16,905	17,830
Series 2001 A:
5% 1/1/32	3,010	3,074
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,486
Series 2002 A, 5.25% 1/1/19	1,100	1,162
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,152
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,229
6% 6/1/41	5,000	5,269
		1,807,129
New York & New Jersey - 4.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,005
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,255
134th Series, 5% 1/15/39	10,000	10,400
136th Series, 5.25% 11/1/16 (b)	4,510	5,053
138th Series, 5% 12/1/13 (b)	4,500	5,006
141st Series:
5% 9/1/18 (b)	6,045	6,539
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,931
147th Series, 5% 10/15/17 (b)	5,000	5,596
85th Series, 5.375% 3/1/28	6,280	7,342
163rd Series, 5% 7/15/35	25,000	26,549
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,327
		84,003
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,029
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,461
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,646
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,124
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	$ 33,500	$ 5,004
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	187
0% 8/1/47 (AMBAC Insured)	2,400	236
Series 2009 A, 6% 8/1/42	2,900	3,101
		26,336
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,348
5% 10/1/17	2,750	2,973
		7,321
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,852,851)	1,929,865
NET OTHER ASSETS (LIABILITIES) - 1.2%	23,344
NET ASSETS - 100%	$ 1,953,209
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.1%
Special Tax	21.0%
Transportation	13.8%
Education	11.1%
Water & Sewer	10.2%
Others * (Individually Less Than 5%)	12.8%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,852,851)		$ 1,929,865
Cash		29,772
Receivable for fund shares sold		1,698
Interest receivable		21,595
Other receivables		7
Total assets		1,982,937

Liabilities
Payable for investments purchased	$ 26,594
Payable for fund shares redeemed	461
Distributions payable	1,564
Accrued management fee	593
Distribution fees payable	41
Other affiliated payables	435
Other payables and accrued expenses	40
Total liabilities		29,728

Net Assets		$ 1,953,209
Net Assets consist of:
Paid in capital		$ 1,876,600
Undistributed net investment income		93
Accumulated undistributed net realized gain (loss) on investments		(498)
Net unrealized appreciation (depreciation) on investments		77,014
Net Assets		$ 1,953,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,824 ÷ 2,883.4 shares)	$ 13.12

Maximum offering price per share (100/96.00 of $13.12)	$ 13.67
Class T: Net Asset Value and redemption price per share ($9,997 ÷ 761.4 shares)	$ 13.13

Maximum offering price per share (100/96.00 of $13.13)	$ 13.68
Class B: Net Asset Value and offering price per share ($4,917 ÷ 375.0 shares)A	$ 13.11

Class C: Net Asset Value and offering price per share ($34,587 ÷ 2,636.7 shares)A	$ 13.12

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,850,492 ÷ 141,021.9 shares)	$ 13.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,392 ÷ 1,174.1 shares)	$ 13.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,458

Expenses
Management fee	$ 3,477
Transfer agent fees	690
Distribution fees	236
Accounting fees and expenses	174
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	79
Audit	27
Legal	7
Miscellaneous	14
Total expenses before reductions	4,720
Expense reductions	(11)	4,709
Net investment income		35,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		868
Change in net unrealized appreciation (depreciation) on investment securities		41,155
Net gain (loss)		42,023
Net increase (decrease) in net assets resulting from operations		$ 77,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,749	$ 65,029
Net realized gain (loss)	868	(912)
Change in net unrealized appreciation (depreciation)	41,155	74,634
Net increase (decrease) in net assets resulting from operations	77,772	138,751
Distributions to shareholders from net investment income	(35,759)	(65,025)
Share transactions - net increase (decrease)	81,820	268,343
Redemption fees	7	40
Total increase (decrease) in net assets	123,840	342,109

Net Assets
Beginning of period	1,829,369	1,487,260
End of period (including undistributed net investment income of $93 and undistributed net investment income of $103, respectively)	$ 1,953,209	$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.227	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.290	.560	(.521)	.134	.002 F	(.227)
Total from investment operations	.517	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.227)	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.227)	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	4.06%	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net Assets G
Expenses before reductions	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77% A	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77% A	.77%	.74%	.70%	.63%	.64%
Net investment income	3.53% A	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income E	.230	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.290	.561	(.520)	.134	.001 F	(.217)
Total from investment operations	.520	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.230)	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.230)	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.13	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total Return B, C, D	4.08%	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73% A	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73% A	.73%	.71%	.70%	.71%	.72%
Net investment income	3.57% A	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.186	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.280	.571	(.533)	.134	.002 F	(.227)
Total from investment operations	.466	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.186)	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.186)	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.65%	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41% A	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.89% A	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income E	.177	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.290	.560	(.522)	.134	.002 F	(.228)
Total from investment operations	.467	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.177)	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.177)	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total Return B, C, D	3.66%	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54% A	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.54% A	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.75% A	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment income D	.246	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.290	.560	(.533)	.134	.001 E	(.217)
Total from investment operations	.536	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.246)	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.246)	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total Return B, C	4.21%	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net Assets F
Expenses before reductions	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47% A	.47%	.46%	.44%	.45%	.45%
Net investment income	3.83% A	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,850	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment income D	.242	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.291	.561	(.527)	.133	.002 E	(.227)
Total from investment operations	.533	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.243)	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.243)	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total Return B, C	4.19%	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.53% A	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.53% A	.52%	.47%	.44%	.45%	.46%
Net investment income	3.77% A	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	6% A	4%	17%	13%	23%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,837
Gross unrealized depreciation	(3,756)
Net unrealized appreciation (depreciation)	$ 77,081

Tax cost	$ 1,852,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,771 and $53,822, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 46	$ 3
Class T	-%	.25%	11	-
Class B	.65%	.25%	24	18
Class C	.75%	.25%	155	53
			$ 236	$ 74

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	3
Class C*	2
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 20.11
Class T	3.08
Class B	3.10
Class C	21.13
New York Municipal Income	635.07
Institutional Class	8.13
	$ 690

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $1, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ 639	$ 1,021
Class T	160	306
Class B	77	198
Class C	424	700
New York Municipal Income	34,226	62,528
Institutional Class	233	272
Total	$ 35,759	$ 65,025

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	580	1,547	$ 7,535	$ 19,503
Reinvestment of distributions	34	58	439	737
Shares redeemed	(491)	(518)	(6,371)	(6,546)
Net increase (decrease)	123	1,087	$ 1,603	$ 13,694

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class T
Shares sold	129	181	$ 1,687	$ 2,264
Reinvestment of distributions	10	19	125	245
Shares redeemed	(41)	(170)	(530)	(2,151)
Net increase (decrease)	98	30	$ 1,282	$ 358
Class B
Shares sold	36	143	$ 463	$ 1,808
Reinvestment of distributions	4	10	49	123
Shares redeemed	(146)	(209)	(1,886)	(2,660)
Net increase (decrease)	(106)	(56)	$ (1,374)	$ (729)
Class C
Shares sold	493	965	$ 6,409	$ 12,161
Reinvestment of distributions	18	29	231	363
Shares redeemed	(147)	(297)	(1,907)	(3,759)
Net increase (decrease)	364	697	$ 4,733	$ 8,765
New York Municipal Income
Shares sold	13,978	36,790	$ 181,330	$ 463,771
Reinvestment of distributions	1,980	3,726	25,736	47,044
Shares redeemed	(10,557)	(21,286)	(136,972)	(269,003)
Net increase (decrease)	5,401	19,230	$ 70,094	$ 241,812
Institutional Class
Shares sold	495	452	$ 6,430	$ 5,689
Reinvestment of distributions	9	9	112	110
Shares redeemed	(82)	(109)	(1,060)	(1,356)
Net increase (decrease)	422	352	$ 5,482	$ 4,443

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0910
1.789729.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 30, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 30, 2010